Debt - Narrative (Details)												1 Months Ended		3 Months Ended		12 Months Ended
	Oct. 12, 2020 USD ($)	Apr. 17, 2020 USD ($)	Feb. 20, 2020 USD ($) payment loanFacility	Sep. 27, 2019 USD ($)	Sep. 16, 2019 USD ($) payment	Apr. 20, 2018 USD ($) payment	Nov. 03, 2017 USD ($) payment	Oct. 26, 2017 USD ($)	May 22, 2017 USD ($)	Sep. 23, 2016 USD ($) payment	May 20, 2015 USD ($)	Jul. 31, 2021 USD ($)	Apr. 30, 2020 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Apr. 28, 2020 USD ($)	Apr. 27, 2020 USD ($)
Debt Instrument [Line Items]
Proceeds from debt, net																$ 0	$ 6,221,000
Amortization of debt discount																135,000	223,000
Principal amount															$ 4,502,000		4,502,000
Loss on extinguishment of debt																210,000	955,000
2019 Term Loan and Line of Credit
Debt Instrument [Line Items]
Amortization of debt discount																200,000	300,000
Term Loan | 2015 Term Loan
Debt Instrument [Line Items]
Term loan, maximum amount											$ 4,000,000.0
Proceeds from debt, net										$ 4,000,000.0
Number of equal installment payments | payment										36,000,000
Term Loan | 2015 Term Loan | Prime Rate
Debt Instrument [Line Items]
Basis spread on floating rate (percent)											1.00%
Term Loan | 2017 Term Loan
Debt Instrument [Line Items]
Term loan, maximum amount								$ 1,500,000
Proceeds from debt, net							$ 1,500,000
Number of equal installment payments | payment							36,000,000
Stated interest rate (percent)								5.25%
Debt repaid in full					$ 1,000,000.0
Term Loan | 2017 Term Loan | Prime Rate
Debt Instrument [Line Items]
Basis spread on floating rate (percent)								1.00%
Term Loan | 2019 Term Loan
Debt Instrument [Line Items]
Term loan, maximum amount					3,000,000.0
Proceeds from debt, net					$ 3,000,000.0
Number of equal installment payments | payment					36,000,000	36
Stated interest rate (percent)					5.25%													5.25%
Repayment of term loan																2,400,000	600,000
Term Loan | 2019 Term Loan | Prime Rate
Debt Instrument [Line Items]
Basis spread on floating rate (percent)					1.00%
Term Loan | 2018 Agreement
Debt Instrument [Line Items]
Term loan, maximum amount						$ 10,000,000.0
Stated interest rate (percent)						11.50%
Principal amount															5,100,000		5,100,000
Repayment of term loan																5,600,000	3,200,000
Number of monthly scheduled installment payments | payment						48
Payment of final payment fee												$ 500,000
Final payment due at maturity or prepayment date												100,000
Period of interest-only payments						12 months
Interest expense																300,000	800,000
Loss on extinguishment of debt																100,000
Term Loan | 2020 Term Loan
Debt Instrument [Line Items]
Term loan, maximum amount			$ 2,000,000.0
Number of equal installment payments | payment			24,000,000
Stated interest rate (percent)			4.75%
Repayment of term loan																2,000,000.0
Interest expense																$ 200,000	100,000
Loss on extinguishment of debt														$ 100,000
Number of term loan facilities | loanFacility			2
Aggregated annual coupon payment			$ 100,000
Term Loan | 2020 Term Loan - Facility A
Debt Instrument [Line Items]
Term loan, maximum amount			$ 1,000,000.0
Proceeds from debt, net		$ 1,000,000.0
Debt maturity period			36 months
Term Loan | 2020 Term Loan - Facility B
Debt Instrument [Line Items]
Term loan, maximum amount			$ 1,000,000.0
Proceeds from debt, net	$ 1,000,000.0
Debt maturity period			30 months
Line of Credit | 2015 Account Financing | Revolving Credit Facility
Debt Instrument [Line Items]
Maximum borrowing capacity											$ 1,000,000.0
Line of Credit | 2015 Amended and Restated Agreement | Revolving Credit Facility
Debt Instrument [Line Items]
Maximum borrowing capacity									$ 2,000,000.0
Line of Credit | 2015 Amended and Restated Agreement | Prime Rate | Revolving Credit Facility
Debt Instrument [Line Items]
Basis spread on floating rate (percent)									0.50%
Line of Credit | 2017 Second Amended and Restated Agreement | Revolving Credit Facility
Debt Instrument [Line Items]
Maximum borrowing capacity					$ 3,000,000.0														$ 3,000,000.0
Stated interest rate (percent)					5.25%
Proceeds from line of credit				$ 3,000,000.0
Line of Credit | 2017 Second Amended and Restated Agreement | Prime Rate | Revolving Credit Facility
Debt Instrument [Line Items]
Basis spread on floating rate (percent)					0.50%
Line of Credit | 2020 Amendment
Debt Instrument [Line Items]
Principal amount															3,000,000.0		$ 3,000,000.0
Line of Credit | 2020 Amendment | Revolving Credit Facility
Debt Instrument [Line Items]
Maximum borrowing capacity																		$ 5,000,000.0
Stated interest rate (percent)																		5.25%
Debt repaid in full												$ 3,000,000.0
Notes Payable to Banks | Paycheck Protection Program CARES Act
Debt Instrument [Line Items]
Interest expense															$ 100,000
Debt maturity period													2 years
Notes payable													$ 4,300,000
Fixed annual interest rate (percent)													1.00%